Document and Entity Information	Jun. 03, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jun. 03, 2024
Entity File Number	001-36324
Entity Registrant Name	VARONIS SYSTEMS, INC.
Entity Central Index Key	0001361113
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	57-1222280
Entity Address, Address Line One	1250 Broadway, 28th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10001
City Area Code	877
Local Phone Number	292-8767
Title of 12(b) Security	Common Stock, par value $0.001 per share
Trading Symbol	VRNS
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false